Securitizations and Variable Interest Entities (Tables)	6 Months Ended
Sep. 30, 2016
Securitizations and Variable Interest Entities
Fair value of retained interests

	Billions of yen
	March 31, 2016
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥197	¥—	¥197	¥197	¥—
Bank and corporate debt securities	—	—	0	0	—	0
CMBS and RMBS	—	3	0	3	0	3

Total	¥—	¥200	¥0	¥200	¥197	¥3

	Billions of yen
	September 30, 2016
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥271	¥—	¥271	¥271	¥—
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	0	0	0	0	0

Total	¥—	¥271	¥0	¥271	¥271	¥0

Fair value of firm's retained interests and sensitivity of this fair value

	Billions of yen, except percentages
	Material retained interests held(1)
	March 31, 2016	September 30, 2016
Fair value of retained interests(1)	¥171	¥243
Weighted-average life (Years)	5.4	5.4
Constant prepayment rate	5.4%	3.3%
Impact of 10% adverse change	(1.4)	(1.5)
Impact of 20% adverse change	(2.4)	(2.8)
Discount rate	2.4%	3.1%
Impact of 10% adverse change	(0.9)	(1.1)
Impact of 20% adverse change	(1.6)	(2.1)

(1)	The sensitivity analysis covers the material retained interests held of ¥171 billion out of ¥200 billion as of March 31, 2016 and ¥243 billion out of ¥271 billion as of September 30, 2016.
Nomura considers the amount and the probability of anticipated credit loss from the retained interests which Nomura continuously holds would be minimal.

Type and carrying value of financial assets

	Billions of yen
	March 31, 2016	September 30, 2016
Assets
Trading assets
Equities	¥22	¥6
Debt securities	24	18
CMBS and RMBS	20	19

Total	¥66	¥43

Liabilities
Long-term borrowings	¥127	¥42

Classification of consolidated VIEs' assets and liabilities

	Billions of yen
	March 31, 2016	September 30, 2016
Consolidated VIE assets
Cash and cash equivalents	¥3	¥3
Trading assets
Equities	530	695
Debt securities	756	612
CMBS and RMBS	22	3
Derivatives	1	18
Private equity investments	1	2
Office buildings, land, equipment and facilities	3	3
Other	7	32

Total	¥1,323	¥1,368

Consolidated VIE liabilities
Trading liabilities
Derivatives	¥3	¥20
Borrowings
Short-term borrowings	65	1
Long-term borrowings	744	863
Other	2	2

Total	¥814	¥886

Carrying amount of assets and liabilities of unconsolidated VIEs

	Billions of yen
	March 31, 2016
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥87	¥—	¥87
Debt securities	118	—	118
CMBS and RMBS	3,067	—	3,067
Investment trust funds and other	413	—	413
Derivatives	0	—	2
Private equity investments	14	—	14
Loans	423	—	423
Other	4	—	4
Commitments to extend credit and other guarantees	—	—	42

Total	¥4,126	¥—	¥4,170

	Billions of yen
	September 30, 2016
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥56	¥—	¥56
Debt securities	99	—	99
CMBS and RMBS	3,958	—	3,958
Investment trust funds and other	164	—	164
Derivatives	0	—	2
Private equity investments	24	—	24
Loans	380	—	380
Other	14	—	14
Commitments to extend credit and other guarantees	—	—	59

Total	¥4,695	¥—	¥4,756